Interest-bearing loans and borrowings - short term - Summary of short term Interest-bearing loans and borrowings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about short term borrowings [line items]
Interest-bearing loans and borrowings	₨ 71,629	$ 871	₨ 84,262
Working capital term loan (secured)
Disclosure of detailed information about short term borrowings [line items]
Interest-bearing loans and borrowings	13,541	165	4,480
Acceptances (secured)
Disclosure of detailed information about short term borrowings [line items]
Interest-bearing loans and borrowings	24,426	297	4,605
Buyer's / supplier's credit (secured)
Disclosure of detailed information about short term borrowings [line items]
Interest-bearing loans and borrowings			5,400
Term loan from banks and financial institutions (secured)
Disclosure of detailed information about short term borrowings [line items]
Interest-bearing loans and borrowings	4,556	55
Total [Member]
Disclosure of detailed information about short term borrowings [line items]
Interest-bearing loans and borrowings	₨ 42,523	$ 517	₨ 14,485